FINANCIAL RESULTS, NET (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income and expenses
Interests on borrowings	$ (58,478)	$ (46,559)	$ (93,276)
Remeasurement in borrowings	49,796	5,400	(3,422)
Foreign currency exchange gains (losses) on borrowings	(624,826)	133,909	283,848
Borrowings renegotiation results	(799)	(125)	(13,054)
Interest income on other financial assets	15,430	6,026	(9,937)
Total financial cost	(634,307)	92,625	174,096
Fair value gains/(losses) on financial assets at fair value through profit or loss	64,323	(39,496)	8,614
Other foreign currency exchange gains (losses)	(59,786)	1,170	42,139
Other interests, net	15,430	6,026	(9,937)
Other taxes and bank expenses	(25,337)	(21,674)	(25,950)
Financial expenses on pension benefits	(1,856)	(1,267)	(1,364)
Financial discounts on assets, debts and others	(7,277)	(9,937)	(14,801)
RECPAM	187,819	165,557	104,110
Total other financial results, net	173,316	100,379	102,811
Total financial results, net	(460,991)	193,004	276,907
DFI
Finance income and expenses
Net (losses) gains generated by DFI related to interests on financial debt	(1,243)	(458)	(2,292)
Net (losses) gains generated by DFI related to foreign currency exchange differences on financial debts	$ (7,932)	$ (4,842)	$ (11,106)